Flowthrough Share Premium Liability (Details Narrative) $ in Thousands	1 Months Ended
Sep. 30, 2020 USD ($) shares
Flowthrough Share Premium Liability
Equity financing | $	$ 23,000
Subscription receipts | shares	7,750,000
Subscription receipts sold | shares	5,000,000
Flow-through receipts for gross proceeds | $	$ 17,500
Flow-through shares subscription receipts sold | shares	2,750,000
Non flow through gross proceeds | $	$ 5,500